Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2014

Collection Period Start	1-Mar-14	Distribution Date	15-Apr-14
Collection Period End	31-Mar-14	30/360 Days	30
Beg. of Interest Period	17-Mar-14	Actual/360 Days	29
End of Interest Period	15-Apr-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	583,933,388.32	546,373,647.62	0.6046523
Total Securities		903,616,273.65	583,933,388.32	546,373,647.62	0.6046523
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	53,284,210.61	37,440,426.19	0.2618212
Class A-2b Notes	0.255000%	196,000,000.00	73,032,904.06	51,316,947.78	0.2618212
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	15,843,784.43	19,981.58	110.7956953	0.1397313
Class A-2b Notes	21,715,956.27	15,002.18	110.7956953	0.0765417
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	37,559,740.70	193,917.09

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,133,265.98
Monthly Interest				2,766,556.11
Total Monthly Payments				10,899,822.09

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				303,302.67
Aggregate Sales Proceeds Advance				16,855,274.27
Total Advances				17,158,576.94

Vehicle Disposition Proceeds:
Reallocation Payments				16,463,106.11
Repurchase Payments				283,299.79
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,388,149.04
Excess Wear and Tear and Excess Mileage				124,507.62
Remaining Payoffs				0.00
Net Insurance Proceeds				429,195.72
Residual Value Surplus				534,488.90
Total Collections				54,281,146.21

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,273,214.11			889
Involuntary Repossession	193,949.00			13
Voluntary Repossession	216,874.00			12
Full Termination	1,779,069.00			108
Bankruptcy	-			-
Insurance Payoff		423,360.70		22
Customer Payoff			63,760.29	4
Grounding Dealer Payoff			4,741,070.12	230
Dealer Purchase			2,095,728.94	102
Total	16,463,106.11	423,360.70	6,900,559.35	1,380

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	31,566	661,676,701.84	7.00000%	583,933,388.32
Total Depreciation Received		(9,228,537.47)		(7,621,636.01)
Principal Amount of Gross Losses	(50)	(1,013,349.48)		(900,796.20)
Repurchase / Reallocation	(16)	(299,841.34)		(283,299.79)
Early Terminations	(1,129)	(20,866,677.52)		(18,270,777.31)
Scheduled Terminations	(603)	(11,602,856.24)		(10,483,231.39)
Pool Balance - End of Period	29,768	618,665,439.79		546,373,647.62

Remaining Pool Balance
Lease Payment				111,496,443.74
Residual Value				434,877,203.88
Total				546,373,647.62

III. DISTRIBUTIONS

Total Collections					54,281,146.21
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					54,281,146.21

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					468,156.68
3. Reimbursement of Sales Proceeds Advance					10,399,942.86
4. Servicing Fee:
Servicing Fee Due					486,611.16
Servicing Fee Paid					486,611.16
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					11,354,710.70

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					19,981.58

Class A-2 Notes Monthly Interest Paid					19,981.58
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					15,002.18

Class A-2 Notes Monthly Interest Paid					15,002.18
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	193,917.09
Total Note and Certificate Monthly Interest Paid	193,917.09
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	42,732,518.42

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,559,740.70

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	37,559,740.70
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,172,777.72

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,172,777.72
Gross Reserve Account Balance		18,727,021.82
Remaining Available Collections Released to Seller		5,172,777.72
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.97
Monthly Prepayment Speed		123%
Lifetime Prepayment Speed		84%

	$	units
Recoveries of Defaulted and Casualty Receivables	944,476.52
Securitization Value of Defaulted Receivables and Casualty Receivables	900,796.20	50
Aggregate Defaulted and Casualty Gain (Loss)	43,680.32
Pool Balance at Beginning of Collection Period	583,933,388.32
Net Loss Ratio	0.0075%

Cumulative Net Losses for all Periods	0.1689%	1,525,994.46

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,589,434.59	207
61-90 Days Delinquent	738,529.48	44
91-120+ Days Delinquent	270,717.05	14
Total Delinquent Receivables:	4,598,681.12	265
60+ Days Delinquencies as Percentage of Receivables	0.17%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	16,052,283.11	996
Securitization Value	16,405,599.34
Aggregate Residual Gain (Loss)	(353,316.23)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	58,513,861.06	3,683
Cumulative Securitization Value	63,772,170.01
Cumulative Residual Gain (Loss)	(5,258,308.95)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		17,540,470.89
Reimbursement of Outstanding Advance		10,399,942.86
Additional Advances for current period		16,855,274.27
Ending Balance of Residual Advance		23,995,802.30

Beginning Balance of Payment Advance		1,010,941.86
Reimbursement of Outstanding Payment Advance		468,156.68
Additional Payment Advances for current period		303,302.67
Ending Balance of Payment Advance		846,087.85

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No